                       HOTCHKIS AND WILEY VARIABLE TRUST

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISOR
                               HOTCHKIS AND WILEY
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                              MILWAUKEE, WI 53202

                                  DISTRIBUTOR
                       PRINCETON FUNDS DISTRIBUTOR, INC.
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                 ADMINISTRATOR
                               AND TRANSFER AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                   CUSTODIAN
                          FIRSTAR BANK MILWAUKEE, N.A.
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

         THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                                  SEMI-ANNUAL

                                     REPORT

                                 JUNE 30, 1999

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                           LOW DURATION VIP PORTFOLIO
            -------------------------------------------------------

Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

                     HOTCHKIS AND WILEY: INVESTMENT ADVISOR

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDERS:

The first half of 1999 was a challenging one for fixed income markets as continued strength in the U.S. economy sparked concerns about rising inflation and an eventual interest rate increase by the Federal Reserve. But, despite the lack of evidence of actual inflation in nearly all price measures, yields rose throughout the first six months of the year. In the early part of 1999, several noteworthy global events drove the U.S. bond market. While these events did not cause nearly the volatility experienced in the fall of 1998, they did lead to significant swings in interest rates and credit spreads. In January, Japan's Finance Ministry announced that it would no longer buy Japanese government bonds, which sent both Japanese and U.S. yields higher. The trend toward rising rates was cut short only weeks later when the Brazilian government allowed its struggling currency, the Real, to float against the U.S. dollar. This initiated a flight-to-quality in U.S. Treasuries, pushing yields lower. In April, it was news from Europe that moved U.S. markets. An unexpected 50 basis point rate cut by the European Central Bank temporarily halted rising U.S. interest rates.

While global events captured the attention of U.S. fixed income markets periodically, the continued strength of the economy was clearly the primary force behind both the Federal Open Market Committee's (FOMC) monetary tightening and the rise in interest rates which preceded its move at the end of June. Yields rose over a hundred basis points on some parts of the curve, with the intermediate maturities taking the brunt of the hit. The U.S. economy posted a solid 4.3% increase in the first quarter, making the current expansion the longest in the country's peacetime history. And although second quarter growth registered a weaker-than-expected 2.3%, the figure was somewhat misleading as domestic demand growth remained robust. The U.S. consumer, profiting from a healthy job market (unemployment hovered near 4.2%, a 29-year low) and a swelling 401(k) account, continued to propel U.S. economic growth in the first half of the year. Home and auto sales expanded at a torrid pace, as consumers' confidence peaked and savings plummeted to negative territory. While consumer spending growth continued to top economists' forecasts, the U.S. manufacturing sector remained in a slump induced by weak foreign demand and global commodity price deflation. Falling commodities prices, coupled with moderate wage inflation, kept overall consumer price inflation in check for most of the first half of the year. An unexpectedly high Consumer Price Index (CPI) figure in April sent the bond market reeling, however. In it, the bond market saw its fears of mounting inflationary pressures finally materialize. Although the CPI returned to a benign level in May, bonds never fully recovered.

Spread product performed impressively in the first quarter of 1999 as the markets recovered from last fall's liquidity crisis and investors re-engaged risk assets. Thus, our heavy weighting in mortgages, corporates, and asset-backed securities helped performance, offsetting some of the effects of rising interest rates. During the second quarter, spread product gave back some of these gains as the economy refused to give way as forecasters had predicted. The expectations of interest rate increases by the FOMC hurt the relative performance of spread product, particularly mortgages. Our performance benefited from moving the portfolio to a short duration position in February, when it appeared that rates would move higher despite a dearth of inflationary pressures. We believe the FOMC is inclined to take back more of last fall's 75 basis point easing, particularly if upcoming economic data suggest that growth is not slowing on its own. Therefore, we have maintained our short duration stance at June 30 and look to add in areas that we believe offer a yield advantage.

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1999

                         Low Duration        ML 1-3
                         VIP Portfolio    U.S. Treasury
-------------------------------------------------------
Six Months                   1.25%            1.17%
One Year                     3.96             5.08
Since Inception
  (3/18/98)+                 4.41             5.09

+ Average annual total return. Past performance is no guarantee of future performance.

As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,

/s/ NANCY D. CELICK
Nancy D. Celick
President

HOTCHKIS AND WILEY VARIABLE TRUST

The above reflects opinions of portfolio managers as of June 30, 1999. They are subject to change and any forecasts made cannot be guaranteed. The Portfolio might not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

Total returns and average annual total returns are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment advisor pays annual operating expenses in excess of .58% of average net assets. Were it not to pay such expenses, net returns would be lower. Investment return and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. The Portfolio may invest a portion of its assets in foreign securities and in non-investment grade debt securities, commonly referred to as high yield or "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments. Past performance is no guarantee of future performance.

The Merrill Lynch 1-3 Year U.S. Treasury Bill Index is an unmanaged index of Treasury securities with maturities of one to three years, which securities are guaranteed by the U.S. government. The Portfolio owns securities not reflected in the Index or guaranteed. The Index does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Portfolio. The Portfolio is not identical in composition to the Index; the securities and weightings among securities in the Portfolio differ from those in the Index. It is not possible to invest directly in an index.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS................................     1
STATEMENT OF ASSETS AND LIABILITIES....................     3
STATEMENT OF OPERATIONS................................     4
STATEMENT OF CHANGES IN NET ASSETS.....................     5
NOTES TO FINANCIAL STATEMENTS..........................     6
FINANCIAL HIGHLIGHTS...................................     9







          [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

              SCHEDULE OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

CORPORATE BONDS                       Principal
AND NOTES -- 21.8%                     Amount        Value
-------------------------------------------------------------
BANKS -- 2.9%
 .............................................................
Sovereign Bancorp, CLB, 6.625%,
  3/15/2001                           $ 50,000     $   49,840
-------------------------------------------------------------
EUROBANKS -- 5.8%
 .............................................................
Okobank, CLB 9/09/2002, 5.5987%,
  9/29/2049 #                           50,000         50,358
 .............................................................
Svenska Hndls Banken, CLB
  3/03/2002, 5.5687%, 3/29/2049 #       50,000         48,652
 ...............................................     ---------
                                                       99,010
-------------------------------------------------------------
FINANCIAL SERVICES -- 7.3%
 .............................................................
Lehman Brothers Holdings,
  6.20%, 1/15/2002                      75,000         73,866
 .............................................................
U.S. West Capital Funding (Acquired
  6/03/99, cost $50,000), CLB
  9/15/1999, 5.546%, 6/15/2000 # r      50,000         49,979
 ...............................................     ---------
                                                      123,845
-------------------------------------------------------------
RETAIL -- 2.9%
 .............................................................
Rite Aid Corp. (Acquired 12/16/98,
  cost $49,914), 5.500%, 12/15/2000
  r                                     50,000         49,047
-------------------------------------------------------------
TRANSPORTATION 2.9%
 .............................................................
Bombardier Capital, Inc.,CLB
  (Acquired 1/22/1999, cost
  $49,897), 6.00%, 1/15/2002 r          50,000         49,200
-------------------------------------------------------------
Total corporate bonds and notes
  (cost $373,654)                                     370,942
-------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES -- 11.2%
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.1%
 .............................................................
Federal National Mortgage Association,
 .............................................................
  Pool #313608, 6.50%, 7/01/2012        47,208         46,599
 .............................................................
  Pool #413738, 6.50%, 1/01/2013        96,696         95,448
 .............................................................
  1993-142 SA, 9.33832%,
    10/25/2022 #                        11,994         11,807
 .............................................................
  1997-76 FT, 5.43125%, 9/17/2027 #     24,770         23,825
 .............................................................
  1999-13 ZD, 9.72053%, 4/25/2029 #     10,839         11,299
 ...............................................     ---------
                                                      188,978
-------------------------------------------------------------

-------------------------------------------------------------
                                      Principal
                                       Amount        Value
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.1%
 .............................................................
  1998-48 CI (IO), 6.50%, 8/25/2028   $ 10,044     $    1,845
-------------------------------------------------------------
Total government agency mortgage-
  backed securities
  (cost $194,429)                                     190,823
-------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 35.7%
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 30.4%
 .............................................................
Associates Manufactured Housing
  Pass Through Certificates, CLB,
  1996-2 A4, 6.60%, 6/15/2027           75,000         75,331
 .............................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $19,419), CLB, 1998-A A, 6.11%,
  10/15/2002 r                          19,419         19,437
 .............................................................
Chemical Master Credit Card Trust
  1, CLB, 1995-2 A, 6.23%,
  6/15/2003                             25,000         25,162
 .............................................................
CIT Marine Trust, CLB, 1999-A A2,
  5.80%, 4/15/2010                      50,000         49,857
 .............................................................
Contimortgage Home Equity Loan
  Trust, CLB, 1998-1 A5, 6.43%,
  4/15/2016                             50,000         49,804
 .............................................................
Ditech Home Loan Owner Trust, CLB,
  1997-1 A2, 6.59%, 4/15/2013           34,229         34,319
 .............................................................
Green Tree Financial Corporation,
  CLB
  1996-5 B2, 8.45%, 7/15/2027           19,997         17,462
 .............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, CLB:
  1996-B CTFS, 7.70%, 7/15/2018         50,000         48,201
 .............................................................
  1996-C A1, 5.2275%, CLB
    10/15/2017 #                        61,623         61,561
 .............................................................
Nationslink Funding Corporation,
  CLB, 1999-SL A1V, 5.3025%,
  4/10/2007 #                           74,097         74,122
 .............................................................
Navistar Financial Corporation
  Owner Trust, CLB, 1996-B A3,
  6.33%, 4/21/2003                      61,731         62,008
 ...............................................     ---------
                                                      517,264
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.3%
 .............................................................
Citicorp Mortgage Securities, Inc.,
  CLB, 1997-3 A2, 6.92%, 8/25/2027       6,294          6,312
 .............................................................
First Union-Lehman Brothers
  Commercial Mortgage Trust, CLB,
  1997-C1 A1, 7.15%, 2/18/2004          25,325         25,643
 .............................................................

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

                                      Principal
                                       Amount        Value
-------------------------------------------------------------
Ocwen Residential MBS Corp., CLB
  (Acquired 6/18/1998, cost
  $35,307), 1998-R2 AP 6.1474%,
  11/25/2034 # r                      $ 35,351     $   35,673
 .............................................................
Residential Funding Mortgage
  Securities, Inc., CLB, 1998-S17
  A6, 6.75%, 8/25/2028                  23,168         23,211
 ....................... .......................     ---------
                                                       90,839
-------------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $616,559)                                     608,103
-------------------------------------------------------------
U.S. TREASURY
OBLIGATIONS -- 25.8%
-------------------------------------------------------------
U.S. TREASURY NOTES:
 .............................................................
  5.50%, 2/29/2000                     150,000        150,375
 .............................................................
  6.25%, 6/30/2002                     185,000        188,006
 .............................................................
  5.75%, 10/31/2002                    100,000        100,250
 ....................... .......................     ---------
Total U.S. Treasury obligations                       438,631
  (cost $439,346)
-------------------------------------------------------------

-------------------------------------------------------------
                                      Principal
                                       Amount        Value
VARIABLE RATE
DEMAND NOTES* -- 5.0%
-------------------------------------------------------------
General Mills, Inc., 4.825% (cost
  $85,195)                            $ 85,195     $   85,195
-------------------------------------------------------------
Total investments -- 99.5%
  (cost $1,709,183)                                 1,693,694
 .............................................................
Other assets in excess of liabilities -- 0.5%           8,333
 ....................... .......................     ---------
                                                   $1,702,027
Total net assets -- 100.0%
-------------------------------------------------------------

# -- Variable rate security. The rate listed is as of June 30, 1999.

* -- Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1999.

IO -- Interest Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                              June 30, 1999
LOW DURATION VIP PORTFOLIO                                     (Unaudited)
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................   $1,693,694
  Cash......................................................        5,425
  Dividends and interest receivable.........................       12,168
  Organizational expenses, net of accumulated
    amortization............................................       14,195
  Prepaid expenses..........................................           27
                                                               ----------
      Total assets..........................................    1,725,509
                                                               ----------
LIABILITIES:
  Payable to Advisor........................................          522
  Dividends payable.........................................        7,869
  Accrued expenses and other liabilities....................       15,091
                                                               ----------
      Total liabilities.....................................       23,482
                                                               ----------
      Net assets............................................   $1,702,027
                                                               ==========
NET ASSETS CONSIST OF:
  Paid in capital...........................................   $1,728,055
  Undistributed net investment income.......................          318
  Undistributed net realized loss on securities.............      (10,857)
  Net unrealized depreciation of securities.................      (15,489)
                                                               ----------
      Net assets............................................   $1,702,027
                                                               ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      172,943
  Net asset value per share (offering and redemption
    price)..................................................   $     9.84
                                                               ==========
 *Cost of Investments.......................................   $1,709,183
                                                               ==========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 1999
LOW DURATION VIP PORTFOLIO                                        (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Interest................................................      $ 48,699
                                                                  --------
        Total income........................................        48,699
                                                                  --------
  Expenses
    Advisory fee............................................         3,903
    Legal and auditing fees.................................         2,253
    Custodian fees and expenses.............................         2,160
    Accounting and transfer agent fees and expenses.........        18,561
    Administration fee......................................           325
    Trustees' fees and expenses.............................           925
    Reports to shareholders.................................         2,478
    Registration fees.......................................           327
    Amortization of organizational expenses.................         1,988
    Other expenses..........................................           392
                                                                  --------
        Total expenses......................................        33,312
    Less, expense reimbursement.............................       (28,391)
                                                                  --------
        Net expenses........................................         4,921
                                                                  --------
    Net investment income...................................        43,778
                                                                  --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on securities.........................        (7,496)
    Net change in unrealized depreciation of securities.....       (14,332)
                                                                  --------
  Net loss on investments...................................       (21,828)
                                                                  --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $ 21,950
                                                                  ========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended   March 18, 1998**
                                                               June 30, 1999          through
LOW DURATION VIP PORTFOLIO                                      (Unaudited)      December 31, 1998
--------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................     $   43,778         $   61,726
    Net realized loss on securities.........................         (7,496)              (143)
    Net change in unrealized depreciation of securities.....        (14,332)            (1,157)
                                                                 ----------         ----------
        Net increase in net assets resulting from
        operations..........................................         21,950             60,426
                                                                 ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................        (45,072)           (64,700)
                                                                 ----------         ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................        139,737          1,713,346
    Shares issued in connection with payment of dividends
     and distributions......................................         44,978             56,925
    Cost of shares redeemed.................................       (183,314)           (42,249)
                                                                 ----------         ----------
        Net increase in net assets from Fund share
        transactions........................................          1,401          1,728,022
                                                                 ----------         ----------
Total increase (decrease) in net assets.....................        (21,721)         1,723,748
NET ASSETS:
    Beginning of period.....................................      1,723,748                 --
                                                                 ----------         ----------
    End of period*..........................................     $1,702,027         $1,723,748
                                                                 ==========         ==========
*Including undistributed net investment income of:               $      318         $    1,612
                                                                 ==========         ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................         14,047            171,309
    Shares issued in connection with payment of dividends
     and distributions......................................          4,534              5,683
    Shares redeemed.........................................        (18,413)            (4,217)
                                                                 ----------         ----------
        Net increase........................................            168            172,775
                                                                 ==========         ==========
** Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 1999 (UNAUDITED)

NOTE 1.
ACCOUNTING POLICIES. The Low Duration VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on March 18, 1998. The Fund seeks to maximize long-term total return. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the International VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's intent to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Fund owns investment securities which are unregistered and thus restricted as to resale. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At June 30, 1999, the Fund had restricted securities with an aggregate market value of $203,336, representing 12% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.46% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 0.58% as applied to the Fund's daily net assets. For the six months ended June 30, 1999, the Adviser paid $28,391 of operating expenses on behalf of the Fund.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999, were as follows:

                                                                 Purchases                      Sales
                                                         --------------------------   --------------------------
Fund                                                     U.S. Government    Other     U.S. Government    Other
----------------------------------------------------------------------------------------------------------------
Low Duration VIP Portfolio.............................     $897,380       $578,238     $1,050,651      $368,525

As of June 30, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                  Net        Appreciated   Depreciated
Fund                                                          Depreciation   Securities    Securities
------------------------------------------------------------------------------------------------------
Low Duration VIP Portfolio..................................    $(15,489)      $3,066       $(18,555)

At June 30, 1999, the cost of investments for federal income tax purposes was $1,709,183. Any differences between book and tax are due primarily to wash sale losses.

At June 30, 1999, the Fund had accumulated net realized capital loss carryovers of $3,361, expiring in 2006. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended    March 18, 1998*
                                                               June 30, 1999          through
LOW DURATION VIP PORTFOLIO                                      (Unaudited)      December 31, 1998
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $     9.98         $    10.00
  Income from Investment Operations:
    Net investment income...................................           0.28               0.46
    Net realized and unrealized loss on investments.........          (0.16)             (0.03)
                                                                 ----------         ----------
    Total from investment operations........................           0.12               0.43
                                                                 ----------         ----------
  Less Distributions:
    Dividends (from net investment income)..................          (0.26)             (0.45)
                                                                 ----------         ----------
Net Asset Value, End of Period..............................     $     9.84         $     9.98
                                                                 ==========         ==========
Total Return(1).............................................           1.25%              4.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................     $1,702,027         $1,723,748
Ratio of expenses to average net assets(2):
    Before expense reimbursement............................           3.93%              5.56%
    After expense reimbursement.............................           0.58%              0.58%
Ratio of net investment income to average net assets(2):
    Before expense reimbursement............................           1.81%              0.47%
    After expense reimbursement.............................           5.16%              5.45%
Portfolio turnover rate(1)..................................             88%               296%

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements


9